3. Convertible Debt - Other (Details Narrative) (USD $)	9 Months Ended		12 Months Ended		222 Months Ended	231 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2014 Convertible Debt [Member] KED [Member]	Sep. 30, 2014 Convertible Debt [Member] KED [Member]	Sep. 30, 2014 Convertible Debt [Member] Unsecured Debt [Member]	Sep. 30, 2014 Convertible Debt [Member] Unsecured Debt [Member]	Sep. 30, 2014 Convertible Debt [Member] Unrelated investor [Member]
Debt face amount							$ 270,000	$ 270,000	$ 165,000	$ 165,000
Interest rate							8.00%	8.00%	8.00%	8.00%
Conversion price per share							$ 0.0588	$ 0.0588	$ 0.0588	$ 0.0588
Debt discount							270,000	270,000	165,000	165,000	50,000
Debt discount amortized as interest expense							58,704	130,508	70,620	92,740	3,064
Warrants issued with note payable								1,080,000		660,000
Proceeds from convertible promissory note	$ 875,833	$ 628,002	$ 1,829,020	$ 1,121,010	$ 6,606,600	$ 7,482,433					$ 50,000